General and administrative expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and benefits	$ 2,769,139	$ 933,045
A10 Advisory - Cost Sharing Agreement	185,167	126,189
General and Administrative Expenses	5,600,679	1,221,905
General and administrative expenditures.
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and benefits	1,232,122	316,139
Legal	614,944	80,284
Travel	143,329	49,416
Business development and investor relations	1,243,828	392,410
Accounting	106,098	76,230
Auditing	926,708	82,283
Insurance	379,560	30,409
Financial expenses	37,109	21,417
Interest and tax	115,476
Other general and administration	616,338	47,128
General and Administrative Expenses	$ 5,600,679	$ 1,221,905